Derivative Instruments (Effect of Derivatives on Income Statement) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 04, 2011	Oct. 01, 2013	Oct. 02, 2012	Oct. 01, 2013	Oct. 02, 2012	Jan. 01, 2013	Jan. 03, 2012	Dec. 28, 2010
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Loss on swap in accumulated other comprehensive loss (pretax)		$ 0	$ 0	$ 0	$ 186	$ 186	$ 209	$ 560
Realized loss (pretax) recognized in interest expense	$ 202	$ 0	$ 104	$ 39	$ 312	$ 382	$ 434	$ 754